Insurance Receivable and Impairment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Mar. 31, 2017	Sep. 30, 2016	Aug. 31, 2016
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases				$ 2,903		$ 88,171
Insurance coverage period		183 days		183 days
Container impairment	$ 8,072	$ 94,623	[1],[2],[3]	$ 35,345
Insurance deductible		$ 4,750
Insurance settlements receivable					$ 3,592
Recovery percentage		10.00%
Bad debt expense	477	$ 21,166	[3]	5,028
Insurance settlements receivable on accounts receivable		2,592
Impairment net of estimated insurance proceeds		8,250
Insurance receivable		1,007		11,436	$ 1,321
Increase in containers net		469
Reduction to direct recovery cost		200
Impairment to write off containers
Leases Disclosure [Line Items]
Impairment net of estimated insurance proceeds				8,815
Bankruptcy Customer
Leases Disclosure [Line Items]
Insurance settlements receivable	50,479	20,162
Recovery of direct costs	32,067	19,159
Bad debt expense		18,992
Insurance settlements receivable on accounts receivable	(50,479)	2,592
Insurance receivable	7,592
Insurance receivable	15,909	41,913
Insolvent Customer
Leases Disclosure [Line Items]
Recovery of direct costs	200	768
Bad debt expense				2,574
Impairment net of estimated insurance proceeds		(8,250)
Insurance receivable	720	2,872		11,436
Increase (decrease) in container impairment	$ 920	(1,052)
Proceeds From Sales
Leases Disclosure [Line Items]
Insurance receivable				8,796
Direct Cost
Leases Disclosure [Line Items]
Insurance receivable				1,685
Lease Rental Income
Leases Disclosure [Line Items]
Insurance receivable		239		955
Operating Leases
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases							$ 178,344
Container Unrecoverable in Lessees Bankruptcy
Leases Disclosure [Line Items]
Container impairment		24,912
Insurance settlements receivable		39,321
Container Unrecoverable in Lessees Insolvency
Leases Disclosure [Line Items]
Container impairment				$ 1,968
Finance Leases Portfolio Segment
Leases Disclosure [Line Items]
Net investment in direct financing and sales-type leases							$ 88,171
Container impairment		22,149
Insurance deductible		4,750
Finance Leases Portfolio Segment | Impairment to write off containers
Leases Disclosure [Line Items]
Container impairment		$ 17,399

[1]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2016 and 2015 have been restated for immaterial corrections of identified errors related to the calculation of gain on sale of containers, net, to properly account for lease concessions (see Note 2 "Immaterial Correction of Errors in Prior Periods"), to reclassify debt balances in order to conform with the 2017 presentation and for the adoption of Accounting Standards Update No. 2016-15, Statement of Cash Flows (Topic230): Classification of Certain Cash Receipts and Cash Payments and Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash.